As filed with the Securities and Exchange Commission on February 28, 2002
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 59   [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940  [ ]
                                AMENDMENT NO. 46           [X]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                ALAN R. DYNNER
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to        [X] on May 1, 2002 pursuant to
    paragraph (b)                                  paragraph (a)(1)
[ ] on (date) pursuant to paragraph (b)        [ ] 75 days after filing pursuant
                                                   to paragraph (a)(2)
[ ] 60 days after filing pursuant to           [ ] on (date) pursuant to
    paragraph (a)(1)                               paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.


    Capital Growth Portfolio, Growth & Income Portfolio, Investment Grade Income Portfolio, Small Company Growth Portfolio, Special Equities Portfolio and Utilities Portfolio have also executed this Registration Statement.
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  LOGO








                            EATON VANCE BALANCED FUND
     A diversified fund seeking current income and long-term capital growth


                        EATON VANCE GROWTH & INCOME FUND
            A diversified fund seeking growth of principal and income


                        EATON VANCE SMALL-CAP GROWTH FUND
            A diversified fund seeking long-term capital appreciation

                       EATON VANCE SPECIAL EQUITIES FUND
                  A diversified fund seeking growth of capital


                           EATON VANCE UTILITIES FUND
    A diversified fund seeking high total return and preservation of capital


                                Prospectus Dated
                                   May 1, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus

                                                       Page                                            Page
------------------------------------------------------------------------------------------------------------
Fund Summaries                                           2          Sales Charges                       21
Investment Objectives & Principal Policies and Risks    17          Redeeming Shares                    23
Management and Organization                             19          Shareholder Account Features        24
Valuing Shares                                          21          Tax Information                     25
Purchasing Shares                                       21          Financial Highlights                26
------------------------------------------------------------------------------------------------------------


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

FUND SUMMARIES

                            Eaton Vance Balanced Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 70% of net assets in a diversified portfolio of common stocks of seasoned companies and between 30% and 50% of net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 5% of total assets. The Fund may invest up to 25% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

When choosing common stocks, the portfolio manager generally seeks to invest in growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. The portfolio manager generally acquires fixed-income securities in order to maintain a reasonable level of current income, or to build or preserve capital. The managers rely on the investment adviser's research staff in making investment decisions, and will generally sell a security when the fundamentals of the company deteriorate or to pursue more attractive investment opportunities.

The Fund currently seeks its objective by investing its assets in two other registered investment companies.

Principal Risk Factors. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests in fixed-income securities, the value of Fund shares is sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                            Eaton Vance Balanced Fund

Performance Information. The following bar chart and table provide information about Balanced Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

6.45%  11.19%   -1.81%   29.69%   13.61%   21.60%  13.43%   1.45%  -0.11%
-----  ------   ------   ------   ------   ------  ------   -----  ------  -----
1992    1993     1994     1995     1996     1997    1998    1999    2000    2001

The highest quarterly total return for Class A was 11.24% for the quarter ended June 30, 1997, and the lowest quarterly return was -6.41% for the quarter ended September 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to March 31, 2002) was ____%.

                                                                                  One            Five             Ten
 Average Annual Total Return as of December 31, 2001                              Year           Years           Years
-----------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                      %               %               %
 Class A Return After Taxes on Distributions                                      %               %               %
 Class A Return After Taxes on Distributions and the Sale of Class A Shares       %               %               %
 Class B Return Before Taxes                                                      %               %               %
 Class C Return Before Taxes                                                      %               %               %
 Standard & Poor's 500 Index                                                      %               %               %
 Lehman Brothers Government/Credit Bond Index                                     %               %               %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. After after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A shares is higher than Class A Return After Taxes on Distributions because of realized losses. The Class B and Class C performance shown above for the period prior to November 2, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. The Lehman Brothers Government/Credit Bond Index is a diversified, unmanaged index of corporate and U.S. government bonds. Investors cannot invest directly in an Index. (Source for S&P 500 Index and Lehman Brothers Government/Credit Bond Index: Lipper Inc.)

Balanced Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment)                              Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)         5.75%        None         None
 Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or time of redemption)     None         5.00%        1.00%
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None         None         None
 Exchange Fee                                                            None         None         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund and Portfolio assets)            Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Management Fees                                                             %            %            %
 Distribution and Service (12b-1) Fees*                                  0.25%        1.00%        1.00%
 Other Expenses                                                          ----%        ----%        ----%
 Total Annual Fund Operating Expenses                                        %            %            %

* Class A Service Fees are paid pursuant to a Service Plan.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 Class A shares                     $          $           $            $
 Class B shares                     $          $           $            $
 Class C shares                     $          $           $            $

You would pay the following expenses if you did not redeem your shares:
                                    1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 Class A shares                     $          $          $            $
 Class B shares                     $          $          $            $
 Class C shares                     $          $          $            $

                        Eaton Vance Growth & Income Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide growth of principal and income. The Fund invests primarily in value stocks. Value stocks are common stocks that in the opinion of the investment adviser are inexpensive or undervalued relative to the overall stock market. The Fund may invest up to 25% of its total assets in foreign securities and up to 20% of net assets in convertible debt securities (including securities rated below investment grade). The Fund may also invest in real estate investment trusts for income. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance return or as a substitute for purchasing or selling securities.

In selecting stocks, the portfolio manager considers, among other factors, a company's earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. The manager relies on the investment adviser's research staff in making investment decisions and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities. The Fund primarily invests in dividend-paying stocks. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Moreover, securities that the portfolio manager has identified as undervalued may not achieve their financial potential. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund has historically held fewer than 75 stocks at any one time; therefore, the Fund's value is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. To minimize this risk, the Fund normally invests in a variety of industries.

The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. Convertible debt securities rated below investment grade may have speculative characteristics.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                        Eaton Vance Growth & Income Fund

Performance Information. The following bar chart and table provide information about Growth & Income Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

6.93%   4.19%   -4.12%   32.77%   20.20%   30.93%  21.81%  3.40%  14.76%
-----   -----   ------   ------   ------   ------  ------  -----  ------  -----
1992    1993     1994     1995     1996     1997    1998   1999    2000    2001

The highest quarterly total return for Class A was 17.93% for the quarter ended December 31, 1998, and the lowest quarterly return was -9.33% for the quarter ended September 30, 1998. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to March 31, 2002) was ____%.

                                                                                  One            Five             Ten
 Average Annual Total Return as of December 31, 2001                              Year           Years           Years
---------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                       %               %               %
 Class A Return After Taxes on Distributions                                       %               %               %
 Class A Return After Taxes on Distributions and the Sale of Class A Shares        %               %               %
 Class B Return Before Taxes                                                       %               %               %
 Class C Return Before Taxes                                                       %               %               %
 Standard & Poor's 500 Index                                                       %               %               %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. After after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A shares is higher than Class A Return After Taxes on Distributions because of realized losses. The Class B and Class C performance shown above for the period prior to August 17, 1994 and November 4, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper Inc.)

Growth & Income Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment)                              Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)         5.75%        None         None
 Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or time of redemption)     None         5.00%        1.00%
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None         None         None
 Exchange Fee                                                            None         None         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund and Portfolio assets)            Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Management Fees                                                             %            %            %
 Distribution and Service (12b-1) Fees*                                  0.25%        1.00%        1.00%
 Other Expenses                                                          ----%        ----%        ----%
 Total Annual Fund Operating Expenses                                        %            %            %

* Class A Service Fees are paid pursuant to a Service Plan.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1  Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $          $          $           $
 Class B shares                        $          $          $           $
 Class C shares                        $          $          $           $

You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $         $          $           $
 Class B shares                        $         $          $           $
 Class C shares                        $         $          $           $

                        Eaton Vance Small-Cap Growth Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in common stocks of small-cap companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States.

Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities. The Fund may also at times engage in derivative transactions to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Some of the securities owned by the Fund may be subject to restrictions on resale.

Small-cap companies are companies with market capitalizations comparable to those of companies included in the Standard & Poor's Small Cap 600 Index ("S&P 600"). In making investment decisions, the portfolio manager relies on the investment adviser's research staff. The manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The manager generally will sell a security when the price objective for the stock is reached or the fundamentals of the company change, or to pursue more attractive investment opportunities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Shares of the Fund are sensitive to factors affecting small company growth stocks. Small company growth stocks are generally subject to greater price fluctuation and investment risk than securities of more established companies. Small companies include companies in the technology and health care sectors, which historically have been more volatile than other market sectors. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements. Securities subject to restrictions on resale are often less liquid and more difficult to value.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                        Eaton Vance Small-Cap Growth Fund

Performance Information. The following bar chart and table provide information about Small-Cap Growth Fund's performance. The returns in the bar chart are for Class A shares for the calendar years through December 31, 2001 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower. During these periods, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower. The table below contains the Class A performance and a comparison of the Fund's performance to the performance of an index of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

Due to the Fund's relatively small size, its performance for the year ended December 31, 1999 benefited significantly from participation in certain initial public offerings ("IPOs"). As Fund assets grow, IPO activity will have a less dramatic effect on Fund performance. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

      19.26%        15.16%       109.14%       2.83%
      ------        ------       -------      ------      -----
       1997          1998         1999         2000       2001

The highest quarterly total returnfor Class A was 59.81% for the quarter ended December 31, 1999, and the lowest quarterly total return was -17.85% for the quarter ended December 31, 2000. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to March 31, 2002) was ______%.

                                                                                  One            Five            Life of
 Average Annual Total Return as of December 31, 2001                              Year           Years            Fund
---------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                       %               %               %
 Class A Return After Taxes on Distributions                                       %               %               %
 Class A Return After Taxes on Distributions and the Sale of Class A Shares        %               %               %
 Standard & Poor's Small Cap 600 Index                                             %               %               %

These returns reflect the maximum sales charge (5.75%). After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Class A commenced operations on January 2, 1997. Life of Fund returns are calculated from January 31, 1997. The S&P Small Cap 600 Index is an unmanaged index of common stocks of small capitalization companies trading in the U.S. Investors cannot invest directly in an Index. (Source for S&P Small Cap 600 Index: Lipper Inc.)

Small-Cap Growth Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment)                              Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)         5.75%        None         None
 Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or time of redemption)     None         5.00%        1.00%
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None         None         None
 Exchange Fee                                                            None         None         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund and Portfolio assets)            Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Management Fees                                                             %            %            %
 Distribution and Service (12b-1) Fees*                                  0.25%        1.00%        1.00%
 Other Expenses                                                          ----%        ----%        ----%
 Total Annual Fund Operating Expenses                                        %            %            %
 Expense Reimbursement                                                     ()%          ()%          ()%
                                                                         -----         ----        -----
 Total Annual Fund Operating Expenses (net of
 reimbursement)**                                                            %            %            %

*  Class A Service Fees are paid pursuant to a Service Plan.
** For the fiscal year December 31, 2002, the investment adviser will reimburse the Fund's expenses to the extent that Total Operating Expenses exceed 1.70% for Class A and 2.45% for both Class B and Class C, respectively.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                       $         $          $            $
  Class B shares                       $         $          $            $
  Class C shares                       $         $          $            $


You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                       $         $          $            $
  Class B shares                       $         $          $            $
  Class C shares                       $         $          $            $

                        Eaton Vance Special Equities Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that are expected to achieve earnings growth over the long term that substantially exceeds the average of all publicly traded companies in the United States. The Fund may invest up to 25% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

Many emerging growth companies acquired by the Fund will have annual revenues of $1 billion or less at the time they are acquired, but the Fund may also invest in larger or smaller companies having emerging growth characteristics. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. The manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The manager will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Shares of the Fund are sensitive to factors affecting emerging growth companies. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. Emerging growth companies include companies in the technology and health care sectors, which historically have been more volatile than other market sectors. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                        Eaton Vance Special Equities Fund

Performance Information. The following bar chart and table provide information about Special Equities Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

2.71%   1.14%   -9.60%   23.31%   23.76%   14.17%  15.82%  42.29%  -9.15%
-----   -----   ------   ------   ------   ------  ------  -----   ------  -----
1992    1993     1994     1995     1996     1997    1998   1999     2000    2001

The highest quarterly total return for Class A was 29.94% for the quarter ended December 31, 1999, and the lowest quarterly return was -17.37% for the quarter ended December 31, 2000. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to March 31, 2002) was ____%.

                                                                                    One            Five             Ten
 Average Annual Total Return as of December 31, 2001                                Year           Years           Years
-----------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                         %               %               %
 Class A Return After Taxes on Distributions                                         %               %               %
 Class A Return After Taxes on Distributions and the Sale of Class A Shares          %               %               %
 Class B Return Before Taxes                                                         %               %               %
 Class C Return Before Taxes                                                         %               %               %
 Standard & Poor's Small Cap 600 Index                                               %               %               %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. After after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A shares is higher than Class A Return After Taxes on Distributions because of realized losses. The Class B and Class C performance shown above for the period prior to August 22, 1994 and November 17, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P Small Cap 600 Index is an unmanaged index of common stocks of small capitalization companies trading in the U.S. Investors cannot invest directly in an Index. (Source for S&P Small Cap 600 Index: Lipper Inc.)

Special Equities Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
 (fees paid directly from your investment)                              Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)         5.75%        None         None
 Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or time of redemption)     None         5.00%        1.00%
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None         None         None
 Exchange Fee                                                            None         None         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund and Portfolio assets)            Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Management Fees                                                             %            %            %
 Distribution and Service (12b-1) Fees*                                  0.25%        1.00%        1.00%
 Other Expenses                                                          ----%        ----%        ----%
 Total Annual Fund Operating Expenses                                        %            %            %

* Class A Service Fees are paid pursuant to a Service Plan.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1  Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $          $          $            $
 Class B shares                        $          $          $            $
 Class C shares                        $          $          $            $

You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $         $          $            $
 Class B shares                         $         $          $            $
 Class C shares                         $         $          $            $

                           Eaton Vance Utilities Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its total assets in common stocks of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers.

The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of net assets in lower rated fixed-income securities), and up to 25% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value and which will grow in value over time. The issuer's dividend payment record is also considered. The manager relies on the investment adviser's research staff in making investment decisions, and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. The Fund concentrates in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments. Securities of utility companies in the telecommunications sector and related sectors are volatile and may underperform in a sluggish economy. Changes in the utilities industries and in the dividend policies of utility companies could make it difficult for the Fund to provide a meaningful level of income. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.

The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund at times has held fewer than 75 stocks in its portfolio; therefore, the Fund's value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.

Because the Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. Some of the securities held by the Fund may be subject to restrictions on resale, making them less liquid and more difficult to value.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                           Eaton Vance Utilities Fund

Performance Information. The following bar chart and table provide information about Utilities Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

6.60%   9.49%   -12.28%   27.54%   7.00%   16.18%  23.79%  40.76%   6.48%
-----   -----   -------   ------   -----   ------  ------  ------   -----  -----
1992    1993     1994      1995    1996     1997    1998    1999    2000    2001

The highest quarterly total return for Class A was 23.56% for the quarter ended December 31, 1999, and the lowest quarterly return was -7.65% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to March 31, 2002) was _____%.

                                                                                  One            Five             Ten
 Average Annual Total Return as of December 31, 2001                              Year           Years           Years
---------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                        %              %               %
 Class A Return After Taxes on Distributions                                        %              %               %
 Class A Return After Taxes on Distributions and the Sale of Class A Shares         %              %               %
 Class B Return Before Taxes                                                        %              %               %
 Class C Return Before Taxes                                                        %              %               %
 Standard & Poor's Utilities Index                                                  %              %               %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. After after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A shares is higher than Class A Return After Taxes on Distributions because of realized losses. The Class B and Class C performance shown above for the period prior to November 1, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P Utilities Index is an unmanaged index of certain utilities stocks. Investors cannot invest directly in an Index. (Source of S&P Utilities Index: Lipper Inc.)

Utilities Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
 (fees paid directly from your investment)                              Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)         5.75%        None         None
 Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or time of redemption)     None         5.00%        1.00%
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None         None         None
 Exchange Fee                                                            None         None         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund and Portfolio assets)            Class A      Class B      Class C
---------------------------------------------------------------------------------------------------------
 Management Fees                                                             %            %            %
 Distribution and Service (12b-1) Fees*                                  0.25%        1.00%        1.00%
 Other Expenses                                                          ----%        ----%        ----%
 Total Annual Fund Operating Expenses                                        %            %            %
 Management Fee Waiver**                                                   ()%          ()%          ()%
                                                                         ----         ----         ----
 Total Annual Fund Operating Expenses (net waiver)                           %            %            %

* Class A Service Fees are paid pursuant to a Service Plan.
**The investment adviser has agreed to reduce the advisory fee to 0.65% annually of average daily net assets up to $500 million and 0.625% annually on average daily net assets of $500 million and more. The fee declines further on net assets of $1 billion or more.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses continue to reflect the Management Fee waiver described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1  Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                     $          $          $            $
 Class B shares                     $          $          $            $
 Class C shares                     $          $          $            $

You would pay the following expenses if you did not redeem your shares:

                                    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                     $         $          $            $
 Class B shares                     $         $          $            $
 Class C shares                     $         $          $            $

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed by the Trustees without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks its investment objective by investing in one or more separate open-end investment companies that have the same objective and policies as the Fund.

Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term capital growth. The Fund currently invests in Capital Growth Portfolio and Investment Grade Income Portfolio. The investment objective of
Capital Growth Portfolio is to seek growth of capital and the investment objectives of Investment Grade Income Portfolio are to seek current income and total return.

Balanced Fund's allocation of assets to equity securities in Capital Growth Portfolio will generally not exceed 75% nor be less than 25% of net assets.
Capital Growth Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. The portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Whether an equity security is of high or improving quality is based upon the investment adviser's judgement of the issuer's current and projected financial performance. A portion of Capital Growth Portfolio's assets may consist of unseasoned issuers. Capital Growth Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear expenses of the investment in addition to Portfolio expenses. Balanced Fund also allocates at least 25% of its net assets to fixed-income securities by investing in Investment Grade Income Portfolio, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments and mortgage-backed obligations. Investment Grade Income Portfolio may invest in fixed-income securities of any credit quality but will limit investment in those rated below investment grade to not more than 5% of Balanced Fund's total assets. Investment Grade Income Portfolio may also invest in repurchase agreements.

Capital Growth Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.
Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Growth & Income Fund. Growth & Income Fund's investment objective is to provide growth of principal and income. The Fund currently invests in Growth & Income Portfolio. Under normal circumstances, Growth & Income Portfolio will invest primarily in value stocks and at least 65% of its total assets will be invested in equity securities. The Portfolio may also invest up to 20% of its net assets in convertible debt securities of any credit quality (including securities rated below investment grade).

Securities acquired by Growth & Income Portfolio may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that may cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

Growth & Income Portfolio primarily invests in dividend-paying stocks. The Fund's ability to distribute income to shareholders, however, depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions. The Portfolio also may invest in non-income producing stocks.

Growth & Income Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.
Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Small-Cap Growth Fund. Small-Cap Growth Fund's investment objective is to seek long-term capital appreciation. The Fund currently invests in Small-Cap Growth Portfolio. Under normal circumstances, the Portfolio invests at least 80% of its total assets in small-cap company growth stocks. The Portfolio may also invest in larger companies.

Small-Cap Growth Portfolio invests in a diversified portfolio of publicly traded stocks of small-cap companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. Small-cap companies owned by the Portfolio are companies with market capitalizations comparable to those of companies included in the S&P 600. Many small-cap companies are in the early stages of their development, are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Small company growth stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Small-Cap Growth Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.
Brokerage commissions are an expense which reduce return. Capital gains distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund currently invests in Special Equities Portfolio. Special Equities Portfolio invests primarily in common stocks of emerging growth companies. Many emerging growth companies acquired by the Portfolio will have annual revenues of $1 billion or less at the time they are acquired, but the Portfolio may also invest in larger or smaller companies having emerging growth characteristics. Many emerging growth companies are in the early stages of their development, are more dependent on fewer products, services or product markets than more established companies, may have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Emerging growth stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value. Under normal circumstances, Special Equities Portfolio invests at least 80% of its total assets in equity securities.

Special Equities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.
Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Utilities Fund. Utilities Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund currently invests in Utilities Portfolio. Utilities Portfolio invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, Utilities Portfolio invests at least 80% of its total assets in common stocks of utilities. In recent years, dividend payments by certain utilities companies have grown more slowly than in the past (or have been reduced) due, in part, to industry deregulation (increasing price competition) and diversification into less established lines of business with greater capital requirements.

"Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, cable, microwave, radio-telephone, mobile communication and cellular paging, electronic mail, videotext and teletext. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from utilities industries. The Portfolio's policy of concentrating in common stocks of utilities may not be changed without shareholder approval.

When consistent with achieving total return, Utilities Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of net assets) securities rated BBB or Baa or below. The Portfolio may also invest in non-income producing securities.

Utilities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Common Investment Practices. Each Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Investment Grade Income Portfolio will only invest in issuers located in developed countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the Portfolios' 25% limitation on investing in foreign securities.

Investment Grade Income, Growth & Income and Utilities Portfolios may invest a portion of their assets in fixed-income and/or convertible debt securities that are, at the time of investment, rated investment grade or below (which are those rated Baa or lower by Moody's Investors Service, Inc., or BBB or lower by Standard & Poor's Ratings Group)(so-called "junk bonds"). Securities rated Baa or BBB or below have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Each Portfolio, except Investment Grade Income Portfolio, at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts and short sales against-the-box) to protect against stock price, interest rate or currency rate declines, to enhance returns, to protect against price declines or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. In a short sale against-the-box, a Portfolio may be forced to deliver appreciated stock to close a position, causing a recognition of gain. Each Portfolio normally intends to deliver newly acquired stock to close a short porition. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. None of the Portfolios will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreements with Capital Growth Portfolio and Investment Grade Income Portfolio, BMR receives a monthly advisory fee from Capital Growth Portfolio of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets up to an including $170 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $170 million, and a monthly advisory fee from Investment Grade Income Portfolio of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets up to and including $130 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $130 million. Prior to March 7, 2000, Balanced Fund's assets were invested in Balanced Portfolio, which also engaged BMR as its investment adviser. For the fiscal year ended December 31, 2001, Capital Growth Portfolio and Investment Grade Income Portfolio paid BMR advisory fees equivalent to ____% and ____%, respectively, of average daily net assets.

Under its investment advisory agreements with Growth & Income Portfolio and Special Equities Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of each such Portfolio.

For the fiscal year ended December 31, 2001, Growth & Income Portfolio and Special Equities Portfolio each paid BMR advisory fees equivalent to ____% of average daily net assets.

Under its advisory agreement with Small-Cap Growth Portfolio, BMR receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the period from the commencement of Small-Cap Growth Portfolio's operations, May 1, 2000, to December 31, 2000, Eaton Vance waived its advisory fee and the Portfolio paid no advisory fees. Absent the fee waiver, Small-Cap Growth Portfolio would have paid advisory fees equivalent to 0.75% (annualized) of its average daily net assets. Prior to May 1, 2000, Small-Cap Growth Fund's assets were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between Small-Cap Growth Portfolio and BMR. For the period from January 1, 2000 to April 30, 2000, Eaton Vance waived its advisory fee and Small-Cap Growth Fund paid no advisory fee. Absent the fee waiver, Small-Cap Growth Fund would have paid advisory fees equivalent to 0.75% (annualized) of its average daily net assets. For the fiscal year ended December 31, 2001, Small-Cap Growth Portfolio paid BMR advisory fees equivalent to _____% of its average daily net assets.

Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of Utilities Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. In February 1997, the Trustees of Utilities Portfolio voted to accept a reduction of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion or more. For the fiscal year ended December 31, 2001, Utilities Portfolio paid BMR advisory fees equivalent to _____% of its average daily net assets.

Arieh Coll is the portfolio manager of Capital Growth Portfolio (since it commenced operations). Mr. Coll has been an Eaton Vance portfolio manager since January 2000 and is Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.

Elizabeth S. Kenyon is the portfolio manager of Investment Grade Income Portfolio since November 1, 2001. Ms. Kenyon has been a fixed-income analyst at Eaton Vance for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Michael R. Mach is the portfolio manager of Growth & Income Portfolio (since January 2000). Mr. Mach has been an Eaton Vance portfolio manager since January 2000 and is a Vice President of Eaton Vance and BMR. He also manages another Eaton Vance portfolio. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens (1998-1999), Managing Director and Senior Analyst for Piper Jaffray (1996-1998), and Senior Vice President and Senior Analyst for Putnam Investments (1989-1996).

Judith A. Saryan is the portfolio  manager of Utilities  Portfolio  (since March
1999). She has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Saryan was a portfolio manager and equity analyst for State Street Global Advisors.

Edward E. Smiley, Jr. is the portfolio manager of Small-Cap Growth Portfolio (since inception) and Special Equities Portfolio (since November 1996). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is Vice President of Eaton Vance and BMR.

Eaton Vance serves as administrator of each Fund, providing the Fund with administrative services and related office facilities. Except for Small-Cap Growth Fund, Eaton Vance does not currently receive a fee for serving as administrator. Small-Cap Growth Fund paid Eaton Vance administration fees equivalent to 0.15% of average daily net assets.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. Most debt securities are valued by an independent pricing service. The investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                 Sales Charge               Sales Charge                Dealer Commission
                                               as Percentage of           as Percentage of              as a Percentage of
 Amount of Purchase                              Offering Price            Amount Invested               Offering Price
-------------------------------------------------------------------------------------------------------------------------------
 Less than $50,000                                  5.75%                      6.10%                         5.00%
 $50,000 but less than $100,000                     4.75%                      4.99%                         4.00%
 $100,000 but less than $250,000                    3.75%                      3.90%                         3.00%
 $250,000 but less than $500,000                    3.00%                      3.09%                         2.50%
 $500,000 but less than $1,000,000                  2.00%                      2.04%                         1.75%
 $1,000,000 or more                                 0.00*                      0.00*                       See Below

 * No sales charge is payable at the time of purchase on investments of $1 million or more.  A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases totalling $1 million or more will generally be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first twelve months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase     CDSC
--------------------------------------------
 First or Second                        5%     The CDSC is based on the lower of
 Third                                  4%     the net asset  value at  the time
 Fourth                                 3%     of  redemption.  Shares  acquired
 Fifth                                  2%     through   the   reinvestment   of
 Sixth                                  1%     distributions are exempt from the
 Seventh or following                   0%     CDSC.  Redemptions are made first
                                               from shares that are  not subject
                                               to a CDSC.

Small-Cap Growth Fund Conversion Feature. After eight years, Class B shares of Small-Cap Growth Fund will automatically convert to Class A shares. Class A shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares at a rate of 1.00% of the purchase price of the shares, consisting of 0.75% of sales commission and 0.25% of service fees (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee  at  certain  banks,  savings  and  loan
                         institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone           You can  redeem up to $100,000 by  calling the transfer
                         agent at  1-800-262-1122 on Monday through Friday, 9:00
                         a.m.  to  4:00 p.m.  (eastern time).    Proceeds  of  a
                         telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment  Your  investment dealer is responsible for transmitting
  Dealer                 the order promptly.   An investment dealer may charge a
                         fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  .Full Reinvest Option       Dividends  and  capital  gains  are  reinvested in
                              additional  shares.   This option will be assigned
                              if you do not specify an option.
  .Partial Reinvest Option    Dividends  are  paid in cash and capital gains are
                              reinvested in additional shares.
  .Cash Option                Dividends and capital gains are paid in cash.
  .Exchange Option            Dividends  and/or  capital gains are reinvested in
                              additional  shares  of  another  Eaton  Vance fund
                              chosen by you.   Before selecting this option, you
                              must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund.  From time to time, you may be mailed the following:

  .Annual  and  Semi-Annual  Reports,  containing  performance  information  and financial statements.
  .Periodic account statements, showing recent activity and total share balance. .Form 1099 and tax information needed to prepare your income tax returns. .Proxy materials, in the event a shareholder vote is required.
  .Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.

Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Utilities Fund pays dividends monthly, Balanced Fund and Growth & Income Fund pay dividends quarterly, and Small-Cap Growth Fund and Special Equities Fund pays dividends annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually. Distributions of income and net short-term capital gains are taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term gains. A portion of each Fund's (except Small-Cap Growth Fund) income distributions may be eligible for the dividends-received deduction for corporations. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are realized but not distributed will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund (except Small-Cap Growth Fund) began offering three classes of shares on January 1, 1998. Prior to that date, each Fund (except Small-Cap Growth Fund) offered only CLASS A SHARES and Class B and Class C existed as separate Funds. Small-Cap Growth Fund began offering Class B and Class C shares on May 1, 2002. Prior to that date, Small-Cap Growth Fund offered only Class A shares.

                                                                              Balanced Fund
                                      ----------------------------------------------------------------------------------------------
                                                                         Year Ended December 31,
                                      ----------------------------------------------------------------------------------------------
                                                   2001(1)                               2000(1)
                                      ----------------------------------------------------------------------------------------------
                                     CLASS A      CLASS B      CLASS C      CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                               $            $            $            $ 7.920      $13.410      $12.900
                                     --------     --------     --------     --------     --------     --------
  Income (loss) from operations
  Net investment income              $            $            $            $ 0.161      $ 0.172      $ 0.164
  Net realized and unrealized gain
  (loss)                                                                     (0.162)      (0.298)      (0.280)
  Total income (loss) from           --------     --------     --------     --------     --------     --------
  operations                         $            $            $            $(0.001)     $(0.126)     $(0.116)
                                     --------     --------     --------     --------     --------     --------
  Less distributions
  From net investment income         $            $            $            $(0.160)     $(0.165)     $(0.155)
  In excess of net investment income    --            --           --            --           --           --
  From net realized gain                                                     (1.539)      (1.539)      (1.539)
                                     --------     --------     --------     --------     --------     --------
  Total distributions                $            $            $            $(1.699)     $(1.704)     $(1.694)
                                     --------     --------     --------     --------     --------     --------
  Net asset value - End of year      $            $            $            $ 6.220      $11.580      $11.090
                                     ========     ========     ========     ========     ========     ========
  Total return(2)                           %            %            %      (0.11)%      (1.00)%      (0.97)%

  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                           $            $            $            $205,944     $50,818      $11,994
  Ratios (as a percentage of average
  daily net assets):
   Expenses(3)                              %            %            %        1.11%        1.89%        1.92%
   Net investment income                    %            %            %        2.10%        1.31%        1.30%
  Portfolio turnover of Balanced
  Portfolio                                 %(4)         %(4)         %(4)       60%(4)       60%(4)       60%(4)
  Portfolio turnover of Capital
  Growth Portfolio                          %(5)         %(5)         %(5)      271%(5)      271%(5)      271%(5)
  Portfolio turnover of Investment
  Grade Income Portfolio                    %(5)         %(5)         %(5)       47%(5)       47%(5)       47%(5)


                                                       1999(1)                        1998                   1997
                                      ----------------------------------------------------------------------------------------------
                                      CLASS A     CLASS B     CLASS C    CLASS A    CLASS B    CLASS C     CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                                $  8.140     $13.680     $13.170   $  8.700   $13.680    $13.240     $  8.090
                                      --------     -------     -------   --------   -------    -------     --------
  Income (loss) from operations
  Net investment income               $  0.195     $ 0.221     $ 0.205   $  0.226   $ 0.231    $ 0.216     $  0.208
  Net realized and unrealized gain
  (loss)                                (0.080)     (0.121)     (0.130)     0.901     1.451      1.401        1.492
                                       --------     -------     -------   --------  -------    -------     --------
  Total income (loss) from
  operations                          $  0.115     $ 0.100     $ 0.075   $  1.127   $ 1.682    $ 1.617     $  1.700
                                      --------     -------     -------   --------   -------    -------     --------
  Less distributions
  From net investment income          $ (0.200)    $(0.234)    $(0.210)  $ (0.220)  $(0.215)   $(0.220)    $ (0.200)
  In excess of net investment income       --      (0.001)         --         --        --         --           --
  From net realized gain                (0.135)     (0.135)     (0.135)    (1.467)   (1.467)    (1.467)      (0.890)
                                      --------     -------     -------   --------   -------    -------     --------
  Total distributions                 $ (0.335)    $(0.370)    $(0.345)  $ (1.687)  $(1.682)   $(1.687)    $ (1.090)
                                      --------     -------     -------   --------   -------    -------     --------
  Net asset value - End of year       $  7.920     $13.410     $12.900   $  8.140   $13.680    $13.170     $  8.700
                                      ========     =======     =======   ========   =======    =======     ========
  Total return(2)                         1.45%       0.74%       0.58%     13.43%    12.59%     12.51%       21.60%
  Ratios/ Supplemental Data
  Net assets, end of year (000's      $244,507     $67,207     $10,584   $270,277   $72,836    $10,742     $263,730
  omitted)
  Ratios (as a percentage of average
  daily net assets):
   Expenses(3)                          0.97%       1.78%       1.84%      0.98%       1.81%      1.85%        0.97%
   Net investment income                2.45%       1.64%       1.58%      2.45%       1.62%      1.58%        2.35%
  Portfolio turnover of Balanced          33%         33%         33%        49%         49%        49%          37%
  Portfolio
  Portfolio turnover of Capital          --          --          --         --           --         --           --
  Growth Portfolio
  Portfolio turnover of Investment       --          --          --         --           --         --           --
  Grade Income Portfolio




                                                   (See footnotes on last page.)

                                                                         Growth & Income Fund
                                   -------------------------------------------------------------------------------------------------
                                                                        Year Ended December 31,
                                   -------------------------------------------------------------------------------------------------
                                              2001(1)                       2000(1)                              1999(1)
                                   -------------------------------------------------------------------------------------------------
                                    CLASS A    CLASS B   CLASS C    CLASS A    CLASS B   CLASS C    CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                             $          $          $         $ 14.390   $16.340    $13.370   $ 16.050   $17.990    $15.110
                                   --------   -------    -------   --------   -------    -------   --------   -------    -------
  Income (loss) from operations
  Net investment income (loss)     $          $          $         $  0.114   $ 0.004    $ 0.003   $  0.101   $(0.027)   $(0.029)
  Net realized and unrealized
  gain                                                                1.835     2.105      1.696      0.363     0.416      0.328
                                   --------   -------    -------   --------   -------    -------   --------   -------    -------
  Total income (loss) from
  operations                       $          $          $         $  1.949   $ 2.109    $ 1.699   $  0.464   $ 0.389    $ 0.299
                                   --------   -------    -------   --------   -------    -------   --------   -------
  Less distributions
  From net investment income       $          $          $         $ (0.090)  $    --    $    --   $ (0.085)  $    --         --
  In excess of net investment
  income                                                                 --        --         --         --        --         --
  From net realized gain                                             (1.479)   (1.479)    (1.479)    (2.039)   (2.039)    (1.988)
  In excess of net realized gain                                         --        --       ----         --        --     (0.051)
                                   --------   -------    -------   --------   -------    -------   --------   -------    --------
  Total distributions              $          $          $         $ (1.569)  $(1.479)   $(1.479)  $ (2.124)  $(2.039)   $(2.039)
                                   --------   -------    -------   --------   -------    -------   --------   -------    --------
  Net asset value - End of year    $          $          $         $ 14.770   $16.970    $13.590   $ 14.390   $16.340    $13.370
                                   ========   =======    =======   ========   =======    =======   ========   =======    ========
  Total return(2)                         %         %          %     14.76%    13.86%     13.87%      3.40%     2.58%      2.47%
  Ratios/ Supplemental Data
  Net assets, end of year (000's
  omitted)                         $          $          $         $147,800   $30,368    $ 6,246   $139,219   $32,489    $ 5,208
  Ratios (as a percentage of
  average daily net assets):
   Expenses(3)                             %         %          %      1.15%     1.94%      1.95%      1.08%     1.85%      1.90%
   Net investment income (loss)            %         %          %      0.82%     0.03%      0.02%      0.62%    (0.15)%   (0.19)%
  Portfolio turnover of the
  Portfolio                                %         %          %       163%      163%       163%       126%      126%       126%

                                                             1998                      1997
                                          ------------------------------------------------------------------------------------------
                                           CLASS A      CLASS B     CLASS C           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                                    $ 13.760     $15.400    $13.020            $ 13.560
                                          --------     -------    -------            --------
  Income (loss) from operations
  Net investment income (loss)            $  0.088     $(0.031)   $(0.033)           $  0.163
  Net realized and unrealized
  gain                                       2.879       3.218      2.715               3.827
                                          --------     -------    -------            --------
  Total income (loss) from
  operations                              $  2.967     $ 3.187    $ 2.682            $  3.990
                                          --------     -------    -------            --------
  Less distributions
  From net investment income              $ (0.090)    $(0.001)   $(0.005)           $ (0.170)
  In excess of net investment                 --(7)     (0.009)        --                 --
  income
  From net realized gain                    (0.587)     (0.587)    (0.582)             (3.602)
  In excess of net realized gain              --          --     (0.005)               (0.018)
                                          --------     -------    -------            --------
  Total distributions                     $ (0.677)    $(0.597)   $(0.592)           $ (3.790)
                                          --------     -------    -------            --------
  Net asset value - End of year           $ 16.050     $17.990    $15.110            $ 13.760
                                          ========     =======    =======            ========
  Total return(2)                            21.81%      20.85%     20.77%              30.93%
  Ratios/ Supplemental Data
  Net assets, end of year (000's          $141,985     $26,708    $ 2,344            $124,569
  omitted)
  Ratios (as a percentage of
  average daily net assets):
   Expenses(3)                                1.07%       1.90%      1.94%              1.04%
   Net investment income (loss)               0.60%      (0.22)%    (0.24)%             1.07%
  Portfolio turnover of the                     95%         95%        95%                93%
  Portfolio

                                                   (See footnotes on last page.)

                                                                   Small-Cap Growth Fund
                                        --------------------------------------------------------------------------------------------
                                                                  Year Ended December 31,
                                        --------------------------------------------------------------------------------------------
                                              2001(1)          2000(1)       1999(1)       1998(1)        1997(1)
                                        --------------------------------------------------------------------------------------------
                                              CLASS A          CLASS A       CLASS A       CLASS A        CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year        $                $22.630        $12.440       $10.830        $10.000
                                             --------         -------        -------       -------        -------
  Income (loss) from operations
  Net investment income (loss)               $                $(0.303)       $ 0.034       $ 0.028        $ 0.017
  Net realized and unrealized gain                              1.781(8)      13.149         1.612          1.871
                                             --------         -------        -------       -------        -------
  Total income from operations               $                $ 1.478        $13.183       $ 1.640        $ 1.888
                                             --------         -------        -------       -------        -------
  Less distributions
  From net investment income                 $                $    --        $(0.028)      $(0.030)       $    --
  From net realized gain                                       (2.516)        (2.965)           --         (0.956)
  In excess of net realized gain                               (2.892)            --            --         (0.102)
                                             --------         -------        -------       -------        --------
  Total distributions                        $                $(5.408)       $(2.993)      $(0.030)       $(1.058)
                                             --------         -------        -------       --------       --------
  Net asset value - End of year              $                $18.700          22.63        12.440        $10.830
                                             ========         ========       =======       ========       ========
  Total return(2)                                  %             2.83%        109.14%        15.16%         19.26%
  Ratios/Supplemental Data+:
  Net assets, end of year (000's omitted)    $                $ 2,669        $   738       $   368        $   307
  Ratios (as a percentage of average daily
   net assets):
  Net expenses(4)                                  %             1.89%          0.23%         0.13%          0.18%
   Net expenses after custodian fee reduction(4)   %             1.70%          0.00%         0.00%          0.00%
   Net investment income (loss)                    %           (1.34)%          0.22%         0.25%          0.18%
  Portfolio turnover of the Portfolio              %               89%*           --            --             --
  Portfolio turnover of the Fund(5)                %              93 %**        149%           122%             2%
+ The operating expenses of the Fund and the Portfolio reflect a waiver of the investment adviser fee and a waiver and/or reimbursement of expenses by the administrator or investment adviser.  Had such action not been taken, the ratios and investment loss per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                   7.24%          7.79%          9.93%        10.31%
   Expenses after custodian fee reduction(4)                     7.05%          7.56%          9.81%        10.13%
   Net investment loss                                         (6.69)%        (7.34)%        (9.56)%       (9.95)%
  Net investment loss per share                                $(1.510)       $(1.094)      $(1.300)       $(0.900)

                                                   (See footnotes on last page.)

                                                                              Special Equities Fund
                                              --------------------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                              --------------------------------------------------------------------------------------
                                              2001(1)                       2000(1)                              1999(1)
                                   -------------------------------------------------------------------------------------------------
                                    CLASS A    CLASS B   CLASS C    CLASS A    CLASS B   CLASS C    CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                             $          $          $         $  9.390   $19.670    $14.220   $ 7.500   $14.820    $11.000
                                   --------   -------    -------   --------   -------    -------   --------   -------    -------
  Income (loss) from
  operations
  Net investment (loss)            $          $          $         $ (0.059) $(0.286)   $ 0.202   $ (0.060)  $(0.245)   $(0.183)
  Net realized and unrealized
  gain (loss)                                                        (0.500)  (1.353)    (0.877)     3.064    6.209       4.517
                                   --------   -------    -------   --------   -------    -------   --------   -------    -------
  Total income (loss) from
  operations                       $          $          $         $ (0.559) $(1.639)   $(1.079)  $  3.004   $ 5.964    $ 4.334
                                   --------   -------    -------   --------   -------    -------   --------   -------
  Less distributions
  From net realized gain           $          $          $         $ (1.660)  $(1.660)   $(1.660)  $ (1.114)  $(1.114)   (1.114)
  In excess of net realized gain                                     (0.321)   (0.321)    (0.321)       --        --         --
                                    --------   -------    -------   --------   -------    -------   --------   -------    -------
  Total distributions              $          $          $         $ (1.981)  $(1.981)   $(1.981)  $ (1.114)  $(1.114)   $(1.114)
                                   --------   -------    -------   --------   -------    -------   --------   -------    --------
  Net asset value - End of year    $          $          $         $  6.850   $16.050    $11.160   $  9.390   $19.670    $14.220
                                   ========   =======    =======   ========   =======    =======   ========   =======    ========
  Total return(2)                         %         %          %    (9.15)%   (9.90)%    (9.74)%    42.30%    41.36%     40.90%
  Ratios/ Supplemental Data
  Net assets, end of year (000's
  omitted)                         $          $          $         $ 89,183   $10,753    $ 4,451   $100,009   $ 6,508    $ 1,219
  Ratios (as a percentage of
  average daily net assets):
   Expenses(3)                             %         %          %      1.18%     1.98%      2.01%      1.21%     2.01%      2.04%
   Net investment income (loss)            %         %          %    (0.66)%   (1.46)%    (1.49)%    (0.77)%    (1.57)%   (1.61)%
  Portfolio turnover of the
  Portfolio                                %         %          %       136%      136%       136%       103%      103%       103%


                                                             1998                      1997
                                          ------------------------------------------------------------------------------------------
                                           CLASS A      CLASS B     CLASS C           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                                    $  6.990     $13.320    $ 9.960            $  8.950
                                          --------     -------    -------            --------
  Income (loss) from operations
  Net investment (loss)                   $ (0.055)    $(0.162)   $(0.241)           $ (0.032)
  Net realized and unrealized
  gain (loss)                                1.126       2.223      1.842               0.922
                                          --------     -------    -------            --------
  Total income (loss) from
  operations                              $  1.071     $ 2.061    $ 1.601            $  0.890
                                          --------     -------    -------            --------
  Less distributions
  From net realized gain                  $ (0.561)    $(0.561)   $(0.561)           $ (2.706)
  In excess of net realized gain                --          --         --              (0.144)
                                           --------     -------    -------           --------
  Total distributions                     $ (0.561)    $(0.561)   $(0.561)           $ (2.850)
                                          --------     -------    -------            --------
  Net asset value - End of year           $  7.500     $14.820    $11.000            $  6.990
                                          ========     =======    =======            ========
  Total return(2)                            15.82%      15.74%     16.44%              14.18%
  Ratios/ Supplemental Data
  Net assets, end of year (000's          $ 73,896     $ 3,946    $   709            $ 73,144
  omitted)
  Ratios (as a percentage of
  average daily net assets):
   Expenses(3)                                1.23%       2.09%      2.11%              1.12%
   Net investment income (loss)             (0.76)%     (1.25)%    (1.24)%            (0.46)%
  Portfolio turnover of the Portfolio          116%        116%       116%               156%

                                                   (See footnotes on last page.)

                                                                                    Utilities Fund
                                                  ----------------------------------------------------------------------------------
                                                                               Year Ended December 31,
                                                  ----------------------------------------------------------------------------------
                                                           2001(1)                        2000(1)
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A     CLASS B     CLASS C      CLASS A      CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year               $         $           $           $ 11.650     $13.680    $14.580
                                                    --        ------      -------     --------     -------    -------
  Income (loss) from operations
  Net investment income                             $         $           $           $  0.134     $ 0.056    $ 0.058
  Net realized and unrealized gain (loss)                                                0.593       0.691      0.739
                                                    --        ------      -------     --------     -------    -------
  Total income (loss) from operations               $         $           $           $  0.727     $ 0.747    $ 0.797
                                                    --        ------      -------     --------     -------    -------
  Less distributions
  From net investment income                        $         $           $           $ (0.115)    $(0.045)   $(0.045)
  In excess of net investment income                 --        -----       ------           --       -----     ------
  From net realized gain                                                                (2.202)     (2.202)    (2.202)
  In excess of net realized gain                     --           --           --           --          --         --
                                                    --        ------      -------     --------     -------    -------
  Total distributions                               $         $           $           $ (2.317)    $(2.247)   $(2.247)
                                                    --        ------      -------     --------     -------    -------
  Net asset value - End of year                     $         $           $           $ 10.060     $12.180    $13.130
                                                    =======   =======     =======     ========     =======    =======
  Total return(2)                                         %        %           %        6.48%       5.61%      5.60%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)           $         $           $           $492,352     $71,098    $10,806
  Ratios (as a percentage of average daily net
  assets):
   Operating expenses(3)                                  %        %           %         1.08%       1.85%      1.85%
   Interest expense(3)                                    %        %           %         0.01%       0.01%      0.01%
   Net investment income                                  %        %           %         1.18%       0.42%      0.41%
  Portfolio turnover of the Portfolio                     %        %           %          149%        149%       149%


                                                              1999(1)                                1998(1)               1997
                                                ------------------------------------------------------------------------------------
                                                     CLASS A    CLASS B      CLASS C     CLASS A   CLASS B   CLASS C     CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                $ 10.150   $11.610      $12.270     $  8.450   $ 9.670   $10.190    $  8.770
                                                     --------   -------      -------     --------   -------   -------    --------
  Income (loss) from operations
  Net investment income                              $  0.150   $ 0.076      $ 0.078     $  0.251   $ 0.209   $ 0.220    $  0.409
  Net realized and unrealized gain (loss)               3.773     4.337        4.589        1.721     1.970     2.082       0.887
                                                     --------   -------      -------     --------   -------   -------    --------
  Total income (loss) from operations                $  3.923   $ 4.413      $ 4.667     $  1.972   $ 2.179   $ 2.302    $  1.296
                                                     --------   -------      -------     --------   -------   -------    --------
  Less distributions
  From net investment income                         $ (0.162)  $(0.076)     $(0.091)    $ (0.235)  $(0.202)  $(0.185)   $ (0.331)
  In excess of net investment income                       --    (0.006)      (0.005)          --        --        --          --
  From net realized gain                               (2.261)   (2.261)      (2.261)      (0.037)   (0.037)   (0.037)     (1.243)
  In excess of net realized gain                           --        --           --           --        --        --      (0.042)
                                                     --------  -------      -------     --------   -------   -------    --------
  Total distributions                                $ (2.423)  $(2.343)     $(2.357)    $ (0.272)  $(0.239)  $(0.222)   $ (1.616)
                                                     --------   -------      -------     --------   -------   -------    --------
  Net asset value - End of year                      $  11.650  $13.680      $14.580     $ 10.150   $11.610   $12.270    $  8.450
                                                     =========  =======      =======     ========   =======   =======    ========
  Total return(2)                                        40.75%    39.71%       39.67%       23.78%    22.89%    22.88%      16.18%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)            $509,845   $62,285      $ 6,349     $409,178   $45,958   $ 3,736    $370,457
  Ratios (as a percentage of average daily net
  assets):
   Operating expenses(3)                                 1.08%      1.82%        1.85%        1.11%     1.85%     1.89%       1.12%
   Interest expense(3)                                   --(6)      --(6)         --(6)      0.16%     0.16%     0.16%       0.01%
   Net investment income                                 1.33%     0.59%        0.57%        2.75%     2.01%     1.99%       4.06%
  Portfolio turnover of the Portfolio                      93%       93%          93%          78%       78%       78%        169%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolios' allocated expenses.

(4)  For  Balanced  Portfolio,  for the period from  January 1, 2000 to March 6,
     2000.

(5) For Capital Growth Portfolio and Investment Grade Income Portfolio for the period from the start of business, March 7, 2000, to December 31, 2000.

(6)  Represents less than 0.01%.

(7) Distributions in excess of net investment income are less than $0.001 per share.

(8) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

  LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com



     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------
                                   PFPC, Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122





The Fund's SEC File No. is 811-1545.                                     COMBEQP




                                                 (C) 2002 Eaton Vance Management

                                                STATEMENT OF
                                                ADDITIONAL INFORMATION
                                                May 1, 2002


                            EATON VANCE BALANCED FUND
                        EATON VANCE GROWTH & INCOME FUND
                        EATON VANCE SMALL-CAP GROWTH FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                           EATON VANCE UTILITIES FUND
                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                                   Page                                            Page
Strategies and Risks                                2        Purchasing and Redeeming Shares        20
Investment Restrictions                             7        Sales Charges                          21
Management and Organization                         9        Performance                            23
Investment Advisory and Administrative Services    16        Taxes                                  24
Other Service Providers                            18        Portfolio Securities Transactions      26
Calculation of Net Asset Value                     19        Financial Statements                   28

                Appendix A: Class A Fees, Performance and Ownership     30
                Appendix B: Class B Fees, Performance and Ownership     33
                Appendix C: Class C Fees, Performance and Ownership     36


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated May 1, 2002, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(C) 2002 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of a Portfolio's policy of investing at least 80% of net assets in a particular type of investment, "total assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Each Portfolio's primary strategies are defined in the prospectus. The following is a description of the various investment practices in which a Portfolio may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks. A Portfolio's investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help a Portfolio achieve its investment objective.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Small-Cap Growth Portfolio may use currency swaps. Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Options. Each Portfolio (except Capital Growth Portfolio, Investment Grade Income Portfolio and Small-Cap Growth Portfolio) may write (sell) call options on securities, currencies and indices. A call option gives the buyer the right to buy, for example, a security at a fixed price at a specified future date. Call options written on securities, currencies and indices will be "covered", meaning the Portfolio will own the security or currency underlying the option or have segregated cash or liquid securities in an amount sufficient to cover the Portfolio's obligation to the counterparty to the option. No Portfolio intends to write a covered call option on any security if after such transaction more than 25% of its net assets (50% in the case of Utilities Portfolio), as measured by the aggregate value of the securities underlying all covered calls written by the Portfolio, would be subject to such options. The Specials Equities Portfolio may write covered call option when, in the opinion of the Trustees of the Portfolio, such activity is advisable and appropriate. If a written covered call option is exercised, the Portfolio will be unable to realize further price appreciation on the underlying securities and portfolio turnover will increase, resulting in higher brokerage costs.

A Portfolio may terminate its obligations under a call option by engaging in "closing purchase transactions." In the event no market for such transaction exists, a Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing
Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Each Portfolio (except Capital Growth, Investment Grade Income, Small-Cap Growth and Special Equities Portfolios) may also write put option on securities, currencies and indices. A put option gives the buyer the right to sell, for example, a security at a fixed price at a specified future date. A Portfolio may only write a put option on a security it owns or intends ultimately to acquire for its investment portfolio. Each Portfolio (except Capital Growth, Investment Grade Income and Small-Cap Growth Portfolios) may purchase call and (except Small-Cap Growth and Special Equities Portfolios) put options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. No Portfolio intends to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options it holds, would be so invested.

Futures Contracts and Options. The Portfolios, except the Investment Grade Income Portfolio and Small-Cap Growth Portfolio, may enter into future contracts and options on futures contracts, traded on an exchange regulated by the
Commodity Futures Trading Commission (the "CFTC"), and on foreign exchanges if the investment adviser determines that trading on each such foreign exchange does not subject the Portfolios to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges. Transactions in futures contracts and options thereon (other than purchased options) expose a Portfolio to an obligation to another party.

To the extent that a Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may exceed 5% of the liquidation value of the investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

Risks Associated With Derivative Instruments. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

For each Portfolio (except Small-Cap Growth Portfolio), derivative instruments may sometimes increase or leverage a Portfolio's exposure to a particular market risk. Leverage enhances a Portfolio's (except Small-Cap Growth Portfolio) exposure to the price volatility of derivative instruments it holds. A Portfolio's (except Small-Cap Growth Portfolio) success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's (except Small-Cap Growth Portfolio) assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio (except Small-Cap Growth Portfolio) from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to a Portfolio (except Small-Cap Growth Portfolio). A Portfolio (except Small-Cap Growth Portfolio) will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

For Small-Cap Growth Portfolio, derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates for Small-Cap Growth Portfolio, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of and over-the-counter options on securities, indices or currencies (except Small-Cap Growth Portfolio) and currency features (for Small-Cap Growth Portfolio); and forward foreign currency exchange contracts. For Small-Cap Growth Portfolio, derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous. Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges. A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securites will be covered by ownership of the securities subject to the call option or an offsetting option.

The Utilities Portfolio expects to purchase and write only exchange-traded options until such time as the investment adviser determines that the over-the-counter ("OTC") options market is sufficiently developed and, if required, the Utilities Fund has amended its prospectus so that appropriate disclosure is furnished to prospective and existing shareholders. OTC derivative instruments in which the Utilities Portfolio may invest involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. The staff of the SEC takes the position that purchased OTC options, and assets used as cover for written OTC options, may be subject to the Portfolio's 15% limit on illiquid investments. Utilities Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty.

Convertible Securities. Small-Cap Growth Portfolio may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into our exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

Small-Cap Growth Portfolio may invest in convertible securities rated below investment grade at the time of investment (which are those rated Baa or lower by Moody's Investor Service, Inc. or BBB or lower by either Standard & Poor's Ratings Group or Fitch Ratings). Securities rated Baa or BBB or below (commonly referred to "junk bonds") have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated securities to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than high rated obligations. There is no minimum rating for investment. Securities rated in the lowest category are in default.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, held in a segregated account with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to cover or segregated accounts could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. Growth & Income Portfolio and Utilities Portfolio may invest in Real Estate Investment Trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

When-Issued Securities. Each Portfolio (except Capital Growth Portfolio and Small-Cap Growth Portfolio) may purchase debt securities on a when-issued basis; that is delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Short Sales. A Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Fixed-Income Securities. Each Portfolio (except Small-Cap Growth Portfolio) may purchase fixed-income securities. Fixed-income securities include preferred stocks, convertible debt securities, bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, a Portfolio may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Repurchase Agreements. Each Portfolio (except Small-Cap Growth Portfolio) may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Other Investment Companies. Each Portfolio (except Small-Cap Growth Portfolio) reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio.

Lending Portfolio Securities. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

Temporary Investments. Each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. Investment Grade Income Portfolio may also invest in such instruments in pursuit of its objective.

Portfolio Turnover. While it is not the policy of each Portfolio (except Small-Cap Growth Portfolio) to purchase securities with a view to short-term profits, each Portfolio will dispose of securities without regard to the time they have been held if such action seems advisable. Investment Grade Income Portfolio anticipates that under normal market conditions, its annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of Capital Growth Portfolio, Growth & Income Portfolio, Small-Cap Growth Portfolio and Special Equities Portfolio and Utilities Portfolio has exceeded and may continue to exceed 100% (200% in the case of Capital Growth Portfolio). A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2001, the portfolio turnover rate of Capital Growth Portfolio, Investment Grade Income Portfolio, Growth & Income Portfolio, Small-Cap Growth Portfolio, Special Equities Portfolio and Utilities Portfolio was ____%, ____%, ____%, ____%, ____% and ____%, respectively.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
     (2) Borrow money or issue senior securities, except as permitted by the 1940 Act;
     (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
     (4) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);
     (5) Invest in physical commodities or commodity contracts for the purchase and sale of physical commodities; or
     (6) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

In addition, Balanced Fund may not:

     (7) Invest 25% or more of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.

In addition, Growth & Income Fund, Small-Cap Growth Fund and Special Equities Fund may not:

     (8)  Underwrite securities of other issuers.

In addition, Growth & Income Fund and Special Equities Fund may not:

     (9) Concentrate 25% or more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

In addition, Utilities Fund may not:

     (10) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or

     (11) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (as described in the prospectus).

In addition, Small-Cap Growth Fund may not:

     (12) Invest 25% or more of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; and Balanced Fund may invest in two or more open-end management investment companies which together have substantially the same investment objectives, policies and restrictions as the Fund. In addition, Balanced Fund and its corresponding Portfolios may not underwrite securities of other issuers.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies been adopted by each Fund and Portfolio. They may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or a Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel a Fund or a Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions each Fund and each Portfolio must take actions necessary to comply with the policy of investing in securities corresponding to its name as set forth in the prospectus. Moreover, each Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee         Trustee of the      President and Chief Executive           165           None
Age 42                                 Trust since 1998;   Officer of National Financial
                                       of Capital Growth,  Partners (financial services
                                       Investment Grade    company) (since April 1999).
                                       Income and Small-   President and Chief Operating
                                       Cap Growth          Officer of John A. Levin & Co.
                                       Portfolios since    (registered investment adviser)
                                       2000, of Growth &   (July 1997 to April 1999) and a
                                       Income, Special     Director of Baker, Fentress &
                                       Equities and        Company which owns John A. Levin
                                       Utilities           & Co. (July 1997 to April 1999).
                                       Portfolios since    Formerly, Executive Vice President
                                       1998                of Smith Barney Mutual Funds (July
                                                           1994 to June 1997).  Ms. Bibliowicz
                                                           is an interested person because of
                                                           her affiliation with a brokerage
                                                           firm.

JAMES B. HAWKES        Trustee and     Trustee and         Chairman, President and Chief           170           Director of EVC, EV
Age 60                 President       President of the    Executive Officer of BMR, Eaton                       and EVD
                                       Trust since         Vance and their corporate parent
                                       1989; President     and trustee (EVC and EV); Vice
                                       and Trustee of      President of EVD. President or
                                       Capital Growth,     officer of 170 investment companies
                                       Investment Grade    in the Eaton Vance Fund Complex.
                                       Income and Small-   Mr. Hawkes is an interested person
                                       Cap Growth          beause of his positions with BMR,
                                       Portfolios since    Eaton Vance and EVC, which are
                                       2000, of Growth &   affiliates of the Trust and the
                                       Income, Special     Portfolio.
                                       Equities and
                                       Utilities
                                       Portfolios since
                                       1993

Disinterested Trustees


                                       9

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      170           Trustee/Director of
Age 71                                 Trust since 1989;   (corporate relations and                              the Royce Funds
                                       Trustee of          communications company).                              (consisting of 17
                                       Capital Growth,                                                           portfolios)
                                       Investment Grade
                                       Income and Small-
                                       Cap Growth
                                       Portfolios since
                                       2000, of Growth &
                                       Income, Special
                                       Equities and
                                       Utilities
                                       Portfolios since
                                       1993

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            170           Director of Tiffany
Age 67                                 Trust since 1989;   Investment Banking Emeritus,                          & Co. (specialty
                                       Trustee of          Harvard University Graduate                           retailer) and
                                       Capital Growth,     School of Business                                    Telect, Inc.
                                       Investment Grade    Administration.                                       (telecommunications
                                       Income and Small-                                                         services company)
                                       Cap Growth
                                       Portfolios since
                                       2000, of Growth &
                                       Income, Special
                                       Equities and
                                       Utilities
                                       Portfolios since
                                       1993

NORTON H. REAMER       Trustee         Trustee of the      Chairman and Chief Operating            170           None
Age 66                                 Trust since 1989;   Officer, Hellman, Jordan
                                       Trustee of          Management Co., Inc. (an
                                       Capital Growth,     investment management company)
                                       Investment Grade    (since November 2000). President,
                                       Income and Small-   Unicorn Corporation (an investment
                                       Cap Growth          and financial advisory services
                                       Portfolios since    company) (since September 2000).
                                       2000, of Growth     Formerly Chairman of the Board,
                                       & Income, Special   United Asset Management Corporation
                                       Equities and        (a holding company owning
                                       Utilities           institutional investment management
                                       Portfolios since    firms) and Chairman, President and
                                       1993                Director, UAM Funds (mutual funds).


                                       10

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
LYNN A. STOUT          Trustee         Trustee of the      Proffessor of Law, University of        165           None
Age 44                                 Trust since 1998;   California at Los Angeles School
                                       Trustee of          of Law (since July 2001).  Formerly,
                                       Capital Growth,     Professor of Law, Georgetown
                                       Investment          University Law Center
                                       Grade Income
                                       and Small-Cap
                                       Growth Portfolios
                                       since 2000, of
                                       Growth & Income,
                                       Special Equities
                                       and Utilities
                                       Portfolios since
                                       1998

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      167           None
Age 72                                 Trust since 1989;
                                       Trustee of Capital
                                       Growth, Investment
                                       Grade Income and
                                       Small-Cap Growth
                                       Portfolios since
                                       2000, of Growth &
                                       Income, Special
                                       Equities and
                                       Utilities
                                       Portfolios since
                                       1993

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
ARIEH COLL            Vice President of Capital     Since 2000                  Vice President of Eaton Vance and BMR.  Officer of 3
Age 38                Growth Portfolio                                          investment companies managed by Eaton Vance or BMR.

ELIZABETH S. KENYON   Vice President of             Since 2001                  Vice President of Eaton Vance and BMR since _______.
Age __                Investment Grade Income                                   Fixed-income analyst at Eaton Vance for more than 5
                      Portfolio                                                 years.  Officer of 3 investment companies managed
                                                                                by Eaton BMR.

DUKE LAFLAMME         Vice President of the Trust   Since 2001                  Vice President of Eaton Vance and BMR since November
Age                                                                             1, 2001.  Fixed-income analyst at Eaton Vance since
                                                                                January 1998 and prior thereto was an assistant
                                                                                portfolio manager at Norwest Investment Management,
                                                                                Inc.   Officer of 9 investment companies managed by
                                                                                Eaton Vance or BMR.

MICHAEL R. MACH       Vice President of             Since 2000                  Vice  President   of  Eaton  Vance   and  BMR  since
Age 54                Growth & Income Portfolio                                 December  1999.  Previously, Managing  Director  and
                                                                                Senior  Analyst for Robertson  Stephens (1998-1999);
                                                                                and Managing Director  and Senior Analyst  for Piper
                                                                                Jaffray  (1996-1998).   Previously  he  was  a  Vice
                                                                                President  at Standish, Ayer & Wood.  Officer  of 24
                                                                                investment companies managed by Eaton Vance or BMR.


                                       11

JUDITH A. SARYAN      Vice President of Utilities   Since 1999                  Vice President of  Eaton Vance and  BMR since March
Age 47                Portfolio                                                 1999.  Previously, Portfolio Manager and Equity
                                                                                Analyst for State Street Global Advisors
                                                                                (1980-1999).  Officer of one investment company
                                                                                managed by Eaton Vance or BMR.

EDWARD E. SMILEY, JR. Vice President of the Trust,  For the Trust since 1996;   Vice President of Eaton vance and BMR. Officer of 34
Age 57                Small-Cap Growth Portfolio    for Small-Cap Growth        investment companies managed by Eaton Vance or BMR.
                      and Special Equities          Portfolio since 2000 and
                      Portfolio                     Special Equities Portfolio
                                                    since 1996

JAMES L. O'CONNOR     Treasurer                     For the Trust since 1989;   Vice President  of BMR,  Eaton Vance,  EVD and  EVC.
Age 57                                              Capital Growth, Investment  Officer of 170 investment companies managed by Eaton
                                                    Grade Income and Small-Cap  Vance or BMR.
                                                    Growth Portfolios since
                                                    2000, Growth & Income,
                                                    Special Equities and
                                                    Utilities Portfolio since
                                                    1993

ALAN R. DYNNER        Secretary                     For the Trust and Growth &  Vice President, Secretary and Chief Legal Officer of
Age 61                                              Income, Special Equities    BMR,  Eaton  Vance,  EVD  and  EVC.  Officer  of 170
                                                    and Utilities Portfolios    investment companies managed by Eaton Vance or BMR.
                                                    since 1997, Capital Growth,
                                                    Investment Grade Income and
                                                    Small-Cap Growth Portfolios
                                                    since 2000

The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolios as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of Trustees who are not "interested persons" of the Trust and the Portfolios. In the fiscal year ending December 31, 2001, the Nominating Committee convened once.

The Trustees will, when a vacancy exists or is anticpated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers. In the fiscal year ending December 31, 2001, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. In the fiscal year ending December 31, 2001, the Special Committee convened four times.

In reviewing the renewal of the  investment  advisory  agreement(s)  between the
Funds  and  Portfolio  and  the  investment   adviser,   the  Special  Committee
considered, among other things, the following:

..    An  independent  report  comparing  the fees and expenses of each Fund to a peer group of funds;

..    Information on the investment  performance (in the case of a renewal),  the relevant peer group(s) of funds and appropriate indices;

..    Sales  and  redemption  data in  respect  of the  Fund  (in  the  case of a renewal);

..    The  economic  outlook  and  general  investment  outlook  and the  general investment outlook in the relevant investment markets;

..    Eaton Vance's results and financial condition and the overall  organization of the investment adviser;

..    Arrangements regarding the distribution of Fund shares;

..    The procedures used to determine the fair value of each Fund's assets;

..    The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

..    Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

..    The resources  devoted to Eaton Vance's  compliance  efforts  undertaken on behalf of the  funds it  manages  and the  record  of  compliance  with the
     investment   policies  and  restrictions  and  with  policies  on  personal securities transactions;

..    The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

..    Investment management staffing;

..    Operating  expenses  (including  transfer  agency  expenses)  paid to third parties; and

..    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Funds and Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Funds and Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of the shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                         Dollar Range of Equity Securities Owned by
                                                         ------------------------------------------
Fund Name             Jessica M. Bibliowicz(1)   James B. Hawkes(1)   Donald R. Dwight(2)   Samuel L. Hayes(2)   Norton H. Reamer(2)
---------             -----------------------    ------------------   -------------------   ------------------   -------------------
Balanced Fund                None                     None            over $100,000               None            Over $100,000
Growth & Income Fund         None                     None            None                        None            $10,001 - $50,000
Small-Cap Growth Fund        None                     None            None                        None            None
Special Equities Fund        None                     None            None                        None            $10,001 - $50,000
Utilities Fund               None                     None            None                        None            None

Aggregate Dollar Range
 of Equity Securities
Owned in all Registered
 Funds Overseen by
Trustee in the Eaton Vance
 Family of Funds          $10,001 - $50,000      over $100,000         over $100,000         over $100,000        over $100,000
                              Dollar Range of Equity Securities Owned by
                              ------------------------------------------
Fund Name             Lynn A. Stout (2)        Jack L. Treynor(2)
---------             -----------------        ------------------
Balanced Fund                None                     None
Growth & Income Fund         None                     None
Small-Cap Growth Fund        None                     None
Special Equities Fund        None                     None
Utilities Fund               None                     None

Aggregate Dollar Range
 of Equity Securities
Owned in all Registered
 Funds Overseen by
Trustee in the Eaton Vance
 Family of Funds          $10,001 - $50,000     $1 - $10,000


 (1) Interested Trustees
 (2) Disinterested Trustees

As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2000 and December 31, 2001, no disinterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVD or any person controlling, controlled by or under common control with EVC or EVD;
     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a disinterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.

The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended December 31, 2001, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2001, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation Jessica M. Bibliowicz Donald R. Dwight(3) Samuel L. Hayes Norton H. Reamer  Lynn A. Stout(4)  Jack L. Treynor
---------------------- --------------------- ------------------- --------------- ----------------  ----------------  ---------------
      Trust(2)                    $                 $                    $              $                 $                 $

 Capital Growth Portfolio

Growth & Income Portfolio

 Investment Grade Income
        Portfolio

Small-Cap Growth Portfolio

Special Equities Portfolio

   Utilities Portfolio

  Trust and Fund Complex                           (5)                                                   (6)


(1) As of May 1, 2002, the Eaton Vance fund complex consists of 171 registered investment companies or series thereof.
(2) The Trust consisted of 9 Funds as of December 31, 2001.
(3) Includes deferred compensation as follows: Capital Growth -- $_____; Growth & Income -- $_____; Investment Grade Income -- $_____; Small-Cap Growth - $_____; Special Equities -- $_____; and Utilities -- $_____.
(4) Includes deferred compensation as follows: Capital Growth -- $_____; Growth & Income -- $_____; Investment Grade Income -- $_____; Small-Cap Growth - $_____; Special Equities -- $_____; and Utilities -- $_____.
(5) Includes $_____ of deferred compensation.
(6) Includes $_____ of deferred compensation.

Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation organized on October 11, 1967. Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio. On May 1, 2002, Small-Cap Growth Fund changed its name from "Eaton Vance Small Company Growth Fund" to "Eaton Vance Small-Cap Growth Fund", and added Class B and Class C shares. On May 1, 2000, Small-Cap Growth Fund changed its name from "Eaton Vance Emerging Growth Fund" to "Eaton Vance Small Company Growth Fund" and prior to May 1, 1999, Small-Cap Growth Fund was known as "EV Traditional Emerging Growth Fund". On May 1, 1998, Eaton Vance Investors Fund changed its name to Eaton Vance Balanced Fund, Eaton Vance Stock Fund changes its name to Eaton Vance Growth & Income Fund and Eaton Vance Total Return Fund changed its name to Eaton Vance Utilities Fund. Prior to January 1, 1998, the Funds were known as EV Traditional Investors Fund, EV Traditional Stock Fund, EV Traditional Special Equities Fund and EV Traditional Total Return Fund. On January 1, 1998, the Funds (except Small-Cap Growth Fund) were reorganized and each Fund's outstanding shares were designated as Class A shares and each Fund created Class B and Class C shares as successors to other series of the Trust. Information prior to May 1, 1998 (i) for Class A shares of a Fund is prior to the Fund's adoption of a multi-class structure, and (ii) for Class B and Class C shares of a Fund is for such shares when they existed as a separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 for the Growth & Income, Special Equities and Utilities Portfolios, and February 28, 2000 for Capital Growth, Small-Cap Growth and Investment Grade Income Portfolios, and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.
                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that Capital Growth Portfolio, Investment Grade Income Portfolio, Growth & Income Portfolio and Special Equities Portfolio pay the investment adviser, see the prospectus. The following table sets forth the net assets of the foregoing Portfolios at December 31, 2001 and the advisory fees paid during the three fiscal years ended December 31, 2001.

                                            Advisory Fee Paid for Fiscal Years Ended
                                            ----------------------------------------
       Portfolio      Net Assets at 12/31/01      12/31/01       12/31/00         12/31/99
       ---------      ----------------------      --------       --------         --------
       Balanced                 $                 $              $  355,439*      $2,085,975
    Capital Growth                                                925,164              ----*
   Investment Grade
        Income                                                    534,838              ----*
    Growth & Income                                             1,039,127          1,121,768
   Special Equities                                               720,728            511,023

* Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio.

BMR has agreed to waive a portion of its management fee of the Utilities Portfolio under the Investment Advisory Agreement as follows:

                                                                       Annualized Fee Rate             Contractual
         Average Daily Net Assets for the Month                            with Waiver             Annualized Fee Rate
         --------------------------------------                        -------------------        -------------------
         Up to $500 million                                                  0.6500%                    0.7500%
         $500 million but less than $1 billion                               0.6250%                    0.6875%
         $1 billion but less than $1.5 billion                               0.6000%                    0.6250%
         $1.5 billion but less than $2 billion                               0.5500%                    0.5625%
         $2 billion but less than $3 billion                                 0.5000%                    0.5000%
         $3 billion and over                                                 0.4375%                    0.4375%

At December 31, 2001, the Utilities Portfolio had net assets of $_______________. For the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, the Portfolio paid advisory fees of $__________, $3,742,206 and $3,236,300, respectively.

Small-Cap Growth Portfolio pays Eaton Vance as compensation under the Investment Advisory Agreement a monthly fee based on average daily net assets as follows:

                                                                       Annualized Fee Rate         Monthly Fee Rate
         Average Daily Net Assets for the Month                          (for each level)          (for each level)
         --------------------------------------                        -------------------         ----------------
         Up to $500 million                                                  0.7500%                    1/16 of 1%
         $500 million but less than $1 billion                               0.6875%                    11/192 of 1%
         $1 billion but less than $1.5 billion                               0.6250%                    5/96 of 1%
         $1.5 billion but less than $2 billion                               0.5625%                    3/64 of 1%
         $2 billion but less than $3 billion                                 0.5000%                    1/24 of 1%
         $3 billion and over                                                 0.4375%                    7/192 of 1%

At December 31, 2001, Small-Cap Growth Fund had net assets of $___________. For the fiscal year ended December 31, 2001, the Portfolio paid advisory fees of $______________. For the period from the start of business, May 1, 2000, to December 31, 2000, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $12,665. To enhance the net income of the Fund, BMR made a reduction of the full amount of its advisory fee earned during the period May 1, 2000 to December 31, 2000. Prior to May 1, 2000, the Fund retained Eaton Vance to manage its assets under an advisory agreement substantially identical to the Portfolio's advisory agreement with BMR. For the period January 1, 2000 to April 30, 2000 and the fiscal year ended December 31, 1999, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $2,153 and $3,650, respectively. Eaton Vance made a reduction of the full amount of its advisory fee during the foregoing periods.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and Small-Cap Growth Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets. Each Fund (except Small-Cap Growth Fund) currently receive no compensation for providing administrative services to the Funds for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

At December 31, 2001, Small-Gap Growth Fund had net assets of $_____________. For the period May 1, 2000 to December 31, 2000, the Fund paid Eaton Vance administration fees of $1,656. For the fiscal years ended December 31, 2000 and 1999, Eaton Vance voluntarily agreed to waive and/or reimburse $62,321 and $33,119, respectively, of the Fund's operating expenses.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR are owned by Eaton Vance and all of the shares of Eaton Vance are owned by Eaton Vance Business Trust, which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by IBT (as agent and custodian for each Portfolio) by subtracting the liabilities of the either Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's share generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in the SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES
Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Small-Cap Growth Fund Conversion Feature. Small-Cap Growth Fund Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by a Fund for each Class share sold and
(ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE
Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     .    cost associated with aging parents;
     .    funding a college education (including its actual and estimated cost);
     .    health care expenses (including actual and projected expenses);
     . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended December 31, 2001.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of up to 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.
                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio's investment adviser. Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended December 31, 2001, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to the investment adviser or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                           Amount of Transactions   Commissions Paid on Transactions
                                                                             Directed to Firms          Directed to Firms
                  Brokerage Commissions Paid for the Fiscal Year Ended       Providing Research         Providing Research
                  -----------------------------------------------------   -----------------------   --------------------------------
    Portfolio          12/31/01           12/31/00            12/31/99              12/31/01                  12/31/01
    ---------          --------           --------            --------              --------                  --------
    Balanced               $             $  322,362*         $  193,153                $                         $
 Capital Growth                             607,800                   *
 Growth & Income                            727,299             583,427
Investment Grade
     Income                                      -0-                  *
    Small-Cap
    Growth**                                  4,225                 492
Special Equities                            119,607              74,825
    Utilities                             1,271,399             902,028


* Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio.

**Prior to May 1, 2000, Small-Cap Growth Fund retained Eaton Vance to manage its assets. Brokerage commissions were paid by the Portfolio during the period May 1, 2000 to December 31, 2000, and by the Fund for the period January 1, 2000 to April 30, 2000 and the fiscal year ended December 31, 1999.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' report for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended December 31, 2001, as previously filed electronically with the SEC:

                            Eaton Vance Balanced Fund
                            Capital Growth Portfolio
                        Investment Grade Income Portfolio
                       (Accession No. 0000912057-02-_____)

                        Eaton Vance Growth & Income Fund
                            Growth & Income Portfolio
                      (Accession No. 0000912057-02-______)
                        Eaton Vance Small-Cap Growth Fund
                (formerly Eaton Vance Small Company Growth Fund)
                           Small-Cap Growth Portfolio
                    (formerly Small Company Growth Portfolio)
                      (Accession No. 0000912057-02-______)
                        Eaton Vance Special Equities Fund
                           Special Equities Portfolio
                      (Accession No. 0000912057-02-______)
                           Eaton Vance Utilities Fund
                               Utilities Portfolio
                      (Accession No. 0000912057-02-______)

                                                                    APPENDIX A


                      Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended December 31, 2001, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                    Total Sales     Sales Charges to      Sales Charges to      Total Service      Service Fees Paid
 Fund               Charges Paid   Investment Dealers   Principal Underwriter     Fees Paid      to Investment Dealers
 ----               ------------   ------------------   ---------------------   -------------    ---------------------
 Balanced               $                 $                      $                   $                    $

 Growth & Income

 Small-Cap Growth

 Special Equities

 Utilities


                     Repurchase Transaction Fees
 Fund               Paid to Principal Underwriter
 ----               -----------------------------

 Balanced                        $

 Growth & Income

 Small-Cap Growth

 Special Equities

 Utilities

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


  Balanced Fund                         Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year   Five Years    Ten Years
----------------------------              --------   ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %          %             %
Before Taxes and Including Maximum
 Sales Charge                                 %          %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %          %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %          %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %          %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %          %             %

  Growth & Income Fund                  Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years   Ten Years
----------------------------              --------    ----------   -------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %



  Small-Cap Growth Fund                 Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years   Life of Fund
----------------------------              --------    ----------   -------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %


  Special Equities Fund                 Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years   Ten Years
----------------------------              --------    ----------   -------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

  Utilities Fund                        Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

Control Persons and Principal Holders of Securities. At February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

     Special Equities Fund       Eaton Vance Master Trust for Retirement Plans     Glastonbury, CT         6.3%
     Utilities Fund              Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        20.7%
     Small-Cap Growth Fund       Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        25.4%


Beneficial owners of 25% or more of Class C are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                    APPENDIX B

                      Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2001, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


                                    Distribution Fee                               Uncovered Distribution
                      Sales              Paid to               CDSC Paid to        Charges (as a % of Class      Service
Fund                Commission    Principal Underwriter    Principal Underwriter           Net Assets)            Fees
----                ----------    ---------------------    ---------------------   ------------------------      -------
Balanced                $                   $                        $                       $(%)                   $
Growth & Income                                                                               (%)
Special Equities                                                                              (%)
Utilities                                                                                     (%)

                       Service Fees         Repurchase Transaction
                         Paid to                Fees Paid to
Fund                Investment Dealers       Principal Underwirter
----                ------------------      -----------------------
Balanced                   $                       $
Growth & Income
Special Equities
Utilities

Performance Information. The tables below indicate the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 except May 1, 2002 for Small-Cap Growth Fund reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

  Balanced Fund                         Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

 Predecessor Fund commenced operations on November 2, 1993.

  Growth & Income Fund                  Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

Predecessor Fund commenced operations on August 17, 1994.


  Special Equities Fund                 Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

Predecessor Fund commenced operations on August 22, 1994.


  Utilities Fund                        Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

     Balanced Fund               Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        9.0%
     Growth & Income Fund        Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        10.8%
     Special Equities Fund       Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        24.4%
     Utilities Fund              Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        14.9%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                    APPENDIX C

                      Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2001, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


                                    Distribution Fee                               Uncovered Distribution
                      Sales              Paid to               CDSC Paid to        Charges (as a % of Class      Service
Fund                Commission    Principal Underwriter    Principal Underwriter           Net Assets)            Fees
----                ----------    ---------------------    ---------------------   ------------------------      -------
Balanced                $                   $                        $                       $(%)                   $
Growth & Income                                                                               (%)
Special Equities                                                                              (%)
Utilities                                                                                     (%)

                       Service Fees         Repurchase Transaction
                         Paid to                Fees Paid to
Fund                Investment Dealers       Principal Underwirter
----                ------------------      -----------------------
Balanced                   $                       $
Growth & Income
Special Equities
Utilities

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 except May 1, 2002 for Small-Cap Growth Fund reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

  Balanced Fund                         Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

 Predecessor Fund commenced operations on November 2, 1993.

  Growth & Income Fund                  Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

Predecessor Fund commenced operations on November 4, 1994.


  Special Equities Fund                 Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

Predecessor Fund commenced operations on November 17, 1994.


  Utilities Fund                        Length of Period Ended December 31, 2001

Average Annual Total Return:              One Year    Five Years    Ten Years
----------------------------              --------    ----------   ------------

Before Taxes and Excluding Maximum
 Sales Charge                                 %           %             %
Before Taxes and Including Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Excluding Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Including Maximum Sales Charge               %           %             %
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                 %           %             %
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                 %           %             %

Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

     Balanced Fund               Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        10.6%
     Growth & Income Fund        Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        19.8%
     Special Equities Fund       Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        52.5%
     Utilities Fund              Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        17.9%



Beneficial owners of 25% or more of Class C are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                           PART C - OTHER INFORMATION

ITEM 23.       EXHIBITS (with inapplicable items omitted)

  (a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

     (3) Amendment and Restatement of Establishment and Designation of Series of Shares dated October 19, 1998 filed as Exhibit (a)(3) to Post-Effective Amendment No. 52 filed October 20, 1998 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated February 22, 1999 filed as Exhibit (a)(4) to Post-Effective Amendment No. 54 filed February 26, 1999 and incorporated herein by reference.

     (5) Amendment and Restatement of Establishment and Designation of Series of Shares dated April 26, 2000 filed as Exhibit (a)(5) to Post-Effective Amendment No. 57 filed April 26, 2000 and incorporated herein by reference.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2)       Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 42 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 and incorporated herein by reference.

  (e)(1)(a) Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b)    Schedule   A-1  dated   November   17,   1997  filed  as  Exhibit
               (6)(a)(4)(a) to Post-Effective Amendment No. 49 filed December 15, 1997 and incorporated herein by reference.

        (c) Schedule A-2 dated December 31, 1998 filed as Exhibit (e)(1)(c) to Post-Effective Amendment No. 53 filed February 16, 1999 and incorporated herein by reference.

        (d) Schedule A-3 dated February 22, 1999 filed as Exhibit (e)(1)(d) to Post-Effective Amendment No. 54 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001
               (Accession No. 0000950156-99-000050) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267,
               811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500126) and incorporated herein by reference.

  (h)(1)(a) Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b)    Amended Schedule A-1 dated November 17, 1997 filed as Exhibit No.
               (5)(a)(2) to Post-Effective Amendment No. 49 and incorporated herein by reference.

     (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to
               Post-Effective Amendment No. 52 and incorporated herein by reference.

     (3)(a) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 and incorporated herein by reference.

     (4) Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated April 26, 2000 filed as Exhibit (h)(4) to Post-Effective Amendment No. 57 filed April 26, 2000 and incorporated herein by reference.

     (5)       Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

  (i) Opinion of Internal Counsel dated February 27, 2002 filed herewith.

  (j)          Not applicable.

  (m)(1) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (a)    Amended  Schedule A effective  December 31, 1998 filed as Exhibit
               (m)(1)(a) to Post-Effective Amendment No. 52 and incorporated herein by reference.

     (2)(a) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b)    Amended  Schedule  A-1 dated  November  17, 1997 filed as Exhibit
               (15)(b)(1) to Post-Effective Amendment No. 49 and incorporated herein by reference.

     (3)(a) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b)    Amended  Schedule  A-1 dated  November  17, 1997 filed as Exhibit
               (15)(c)(1) to Post-Effective Amendment No. 49 and incorporated herein by reference.

        (c)    Schedule A-2 effective February 11, 2002 filed herewith.

     (4)(a) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b)    Schedule A-1 effective February 11, 2002 filed herewith.

  (o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated December 10, 2001 filed as Exhibit (o) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed December 14, 2001 (Accession No.
               0000940394-01-500553) and incorporated herein by reference.

     (2) Amended Schedule A to Amended and Restated Multiple Class Plan effective May 1, 2002 filed herewith.

  (p)(1)       Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 15, 2001, filed as Exhibit (p)(1) to Post-Effective Amendment No. 86 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 26, 2001 (Accession No. 0000940394-01-500512) and incorporated herein by reference.

     (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Special Investment Trust dated November 5, 2001 filed herewith.

     (2) Power of Attorney for Capital Growth Portfolio, Growth & Income Portfolio, Investment Grade Income Portfolio, Small Company Growth Portfolio, Special Equities Portfolio and Utilities Portfolio dated November 5, 2001 filed herewith.

     (3) Power of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 5, 2001 filed herewith.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25.       INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR
(File No. 43127) and Lloyd George (File No. 801-40889) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27.       PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

 Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
 Floating-Rate Fund
 Eaton Vance Growth Trust                Eaton Vance Mutual Funds Trust
 Eaton Vance Income Fund of Boston       Eaton Vance Prime Rate Reserves
 Eaton Vance Institutional Senior        Eaton Vance Special Investment Trust
 Floating-Rate Fund
 Eaton Vance Investment Trust            EV Classic Senior Floating-Rate Fund
 Eaton Vance Municipals Trust            Eaton Vance Variable Trust

     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

  Albert F. Barbaro              Vice President                    None
      Ira Baron                  Vice President                    None
Courtney John Bercini            Vice President                    None
     Chris Berg                  Vice President                    None
  Kate B. Bradshaw               Vice President                    None
   Eric Caplinger                Vice President                    None
    Mark Carlson                 Vice President                    None
  Daniel C. Cataldo              Vice President                    None
                                  and Treasurer
  Patrick Cosgrove               Vice President                    None
     Raymond Cox                 Vice President                    None
    Peter Crowley                Vice President                    None
     John Dolan                  Vice President                    None
     Ellen Duffy                 Vice President                    None
   James Durocher                Vice President                    None
   Alan R. Dynner          Vice President, Secretary             Secretary
                                    and Clerk
     Troy Evans                  Vice President                    None
     Vince Falbo                 Vice President                    None
 Richard A. Finelli              Vice President                    None
     Kelly Flynn                 Vice President                    None
     James Foley                 Vice President                    None
  Michael A. Foster              Vice President                    None
Anne Marie Gallagher             Vice President                    None
  William M. Gillen           Senior Vice Presient                 None
  Hugh S. Gilmartin              Vice President                    None
   Robert Hammond                Vice President                    None
   James B. Hawkes         Vice President and Director     President and Trustee
      John Hart                  Vice President                    None
    Peter Hartman                Vice President                    None
   Perry D. Hooker               Vice President                    None
    Thomas Hughes                Vice President                    None
     Steve Jones                 Vice President                    None
   Teresa A. Jones               Vice President                    None
    James Kaffen                 Vice President                    None
     Kara Lawler                 Vice President                    None
   Thomas P. Luka                Vice President                    None
    John Macejka                 Vice President                    None
   Geoff Marshall                Vice President                    None
    Judy Snow May                Vice President                    None
    Don McCaughey                Vice President                    None
     Tim McEwen                  Vice President                    None
  Morgan C. Mohrman           Senior Vice President                None
   Gregory Murphy                Vice President                    None
   Michael Nardone               Vice President                    None
  James A. Naughton              Vice President                    None
    Joseph Nelson                Vice President                    None
   Mark D. Nelson                Vice President                    None
  Linda D. Newkirk               Vice President                    None
  James L. O'Connor              Vice President                 Treasurer
    Andrew Ogren                 Vice President                    None
 George D. Owen, II              Vice President                    None
     Philip Pace                 Vice President                    None
    Margaret Pier                Vice President                    None
  Enrique M. Pineda              Vice President                    None
    James Putman                 Vice President                    None
     Matt Raynor                 Vice President                    None
      Tim Roach                  Vice President                    None
   Frances Rogell                Vice President                    None
   Kevin Schrader                Vice President                    None
  Lawrence Sinsimer           Senior Vice President                None
   Joseph Staszkiw               Vice President                    None
  William M. Steul         Vice President and Director             None

Cornelius J. Sullivan         Senior Vice President                None
     Peter Sykes                 Vice President                    None
   David M. Thill                Vice President                    None
    John Thompson                Vice President                    None
   John M. Trotsky               Vice President                    None
    Jerry Vainisi                Vice President                    None
    John Vaughan                 Vice President                    None
     Glen Vivian                 Vice President                    None
     Chris Volf                  Vice President                    None
    Stan Weiland                 Vice President                    None
   Debra Wekstein                Vice President                    None
 Wharton P. Whitaker         President and Director                None
   Mark Whitehouse               Vice President                    None
   Charles Womack                Vice President                    None

----------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)  Not applicable

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research and Lloyd George Investment Management (Bermuda) Limited.

ITEM 29.     MANAGEMENT SERVICES

     Not applicable

ITEM 30.     UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 27, 2002.

                               EATON VANCE SPECIAL INVESTMENT TRUST


                               By: /s/  JAMES B. HAWKES
                                   ---------------------------------
                                   James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 27, 2002


            SIGNATURE                                 TITLE
            ---------                                 -----

/s/ James B. Hawkes                    President (Chief Executive Officer) and
----------------------------                         Trustee
James B. Hawkes

/s/ James L. O'Connor
----------------------------              Treasurer (Principal Financial and
James L. O'Connor                                 Accounting Officer)


Jessica M. Bibliowicz*
----------------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*                                    Trustee
----------------------------
Donald R. Dwight


Samuel L. Hayes, III*                                Trustee
----------------------------
Samuel L. Hayes


Norton H. Reamer*                                    Trustee
----------------------------
Norton H. Reamer


Lynn A. Stout*                                       Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                                     Trustee
----------------------------
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Capital Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2002.

                               CAPITAL GROWTH PORTFOLIO


                               By: /s/  JAMES B. HAWKES
                                   ---------------------------------
                                   James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 27, 2002.

            SIGNATURE                                 TITLE
            ---------                                 -----

/s/ James B. Hawkes                    President (Chief Executive Officer) and
----------------------------                         Trustee
James B. Hawkes

/s/ James L. O'Connor
----------------------------              Treasurer (Principal Financial and
James L. O'Connor                                 Accounting Officer)


Jessica M. Bibliowicz*
----------------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*                                    Trustee
----------------------------
Donald R. Dwight


Samuel L. Hayes, III*                                Trustee
----------------------------
Samuel L. Hayes


Norton H. Reamer*                                    Trustee
----------------------------
Norton H. Reamer


Lynn A. Stout*                                       Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                                     Trustee
----------------------------
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Growth & Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2002.

                               GROWTH & INCOME PORTFOLIO


                               By: /s/  JAMES B. HAWKES
                                   ---------------------------------
                                   James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 27, 2002.

            SIGNATURE                                 TITLE
            ---------                                 -----

/s/ James B. Hawkes                    President (Chief Executive Officer) and
----------------------------                         Trustee
James B. Hawkes

/s/ James L. O'Connor
----------------------------              Treasurer (Principal Financial and
James L. O'Connor                                 Accounting Officer)


Jessica M. Bibliowicz*
----------------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*                                    Trustee
----------------------------
Donald R. Dwight


Samuel L. Hayes, III*                                Trustee
----------------------------
Samuel L. Hayes


Norton H. Reamer*                                    Trustee
----------------------------
Norton H. Reamer


Lynn A. Stout*                                       Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                                     Trustee
----------------------------
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2002.

                               INVESTMENT GRADE INCOME PORTFOLIO


                               By: /s/  JAMES B. HAWKES
                                   ---------------------------------
                                   James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 27, 2002.

            SIGNATURE                                 TITLE
            ---------                                 -----

/s/ James B. Hawkes                    President (Chief Executive Officer) and
----------------------------                         Trustee
James B. Hawkes

/s/ James L. O'Connor
----------------------------              Treasurer (Principal Financial and
James L. O'Connor                                 Accounting Officer)


Jessica M. Bibliowicz*
----------------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*                                    Trustee
----------------------------
Donald R. Dwight


Samuel L. Hayes, III*                                Trustee
----------------------------
Samuel L. Hayes


Norton H. Reamer*                                    Trustee
----------------------------
Norton H. Reamer


Lynn A. Stout*                                       Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                                     Trustee
----------------------------
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Small Company Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2002.

                               SMALL COMPANY GROWTH PORTFOLIO


                               By: /s/  JAMES B. HAWKES
                                   ---------------------------------
                                   James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 27, 2002.

            SIGNATURE                                 TITLE
            ---------                                 -----

/s/ James B. Hawkes                    President (Chief Executive Officer) and
----------------------------                         Trustee
James B. Hawkes

/s/ James L. O'Connor
----------------------------              Treasurer (Principal Financial and
James L. O'Connor                                 Accounting Officer)


Jessica M. Bibliowicz*
----------------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*                                    Trustee
----------------------------
Donald R. Dwight


Samuel L. Hayes, III*                                Trustee
----------------------------
Samuel L. Hayes


Norton H. Reamer*                                    Trustee
----------------------------
Norton H. Reamer


Lynn A. Stout*                                       Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                                     Trustee
----------------------------
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2002.

                               SPECIAL EQUITIES PORTFOLIO


                               By: /s/  JAMES B. HAWKES
                                   ---------------------------------
                                   James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 27, 2002.

            SIGNATURE                                 TITLE
            ---------                                 -----

/s/ James B. Hawkes                    President (Chief Executive Officer) and
----------------------------                         Trustee
James B. Hawkes

/s/ James L. O'Connor
----------------------------              Treasurer (Principal Financial and
James L. O'Connor                                 Accounting Officer)


Jessica M. Bibliowicz*
----------------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*                                    Trustee
----------------------------
Donald R. Dwight


Samuel L. Hayes, III*                                Trustee
----------------------------
Samuel L. Hayes


Norton H. Reamer*                                    Trustee
----------------------------
Norton H. Reamer


Lynn A. Stout*                                       Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                                     Trustee
----------------------------
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2002.

                               UTILITIES PORTFOLIO


                               By: /s/  JAMES B. HAWKES
                                   ---------------------------------
                                   James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 27, 2002.

            SIGNATURE                                 TITLE
            ---------                                 -----

/s/ James B. Hawkes                    President (Chief Executive Officer) and
----------------------------                         Trustee
James B. Hawkes

/s/ James L. O'Connor
----------------------------              Treasurer (Principal Financial and
James L. O'Connor                                 Accounting Officer)


Jessica M. Bibliowicz*
----------------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*                                    Trustee
----------------------------
Donald R. Dwight


Samuel L. Hayes, III*                                Trustee
----------------------------
Samuel L. Hayes


Norton H. Reamer*                                    Trustee
----------------------------
Norton H. Reamer


Lynn A. Stout*                                       Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                                     Trustee
----------------------------
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      --------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.     Description
-----------     -----------

  (i)          Opinion of Internal Counsel dated February 27, 2002

  (m)(3)(c)    Schedule  A-2  effective   February  11,  2002  to  the  Class  B
               Distribution Plan

     (4)(b)    Schedule  A-1  effective   February  11,  2002  to  the  Class  C
               Distribution Plan

  (o)(2) Amended Schedule A effective May 1, 2002 to Amended and Restated Multiple Class Plan

  (q)(1)       Power of Attorney for Special  Investment Trust dated November 5,
               2001

     (2) Power of Attorney for Capital Growth Portfolio, Growth & Income Portfolio, Investment Grade Income Portfolio, Small Company Growth Portfolio, Special Equities Portfolio and Utilities Portfolio dated November 5, 2001

     (3) Power of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 5, 2001